SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 71,733,050		$ 66,987,726
Less: allowance of expected credit loss	(63,789)		(59,124)
Accounts receivable, net	71,669,261		66,928,602
Balance at beginning of year/period	59,124	$ 128,312	128,312
Allowance for expected credit losses	4,665		3,007
Written-off allowance during the year/period		$ (8,453)	(71,667)
Foreign translation adjustment			(528)
Balance at end of year/period	63,789		59,124
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	71,379,164		66,058,775
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 353,886		$ 928,951